Provisions for retirement benefit obligations - Breakdown of expense recognized for the year (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Provisions for retirement benefit obligations
Service cost for the period	€ (211)	€ (183)	€ (237)
Interest cost for the period	(50)	(46)	(14)
Benefits for the period			21
Total	€ (261)	€ (228)	€ (230)